DIVIDENDS RECEIVABLES	12 Months Ended
Dec. 31, 2021
DIVIDENDS RECEIVABLES
DIVIDENDS RECEIVABLES

NOTE 12 – DIVIDENDS RECEIVABLES

The amounts presented refer to dividends and interest on equity receivable, net of Withholding Income Tax (IRRF), when applicable, resulting from permanent investments maintained by the Company.

	12/31/2021	12/31/2020
Affiliates
Lajeado Energia S.A.	101,318	100,280
Interligação Elétrica do Madeira S.A. – IE Madeira	60,238	2,859
Companhia de Transmissão de Energia Elétrica Paulista S.A. – CTEEP	40,431	198,359
Belo Monte Transmissora de Energia SPE S.A. – BMTE	37,964	34,121
Manaus Construtora LTDA	23,298	23,298
Energética Águas da Pedra S.A. – EAPSA	21,854	14,034
Companhia Estadual de Geração de Energia Elétrica – CEEE-G	18,522	—
CEB Lajeado S.A.	17,267	12,147
Interligação Elétrica Garanhuns S.A. – IE Garanhuns	14,453	8,055
Mata de Santa Geneva Transmissão S.A.	13,560	—
Goiás Transmissão S.A.	10,594	8,146
MGE Transmissão S.A.	10,498	5,616
Sistema de Transmissão Nordeste S.A. - STN	9,428	—
Retiro Baixo Energética S.A.	7,072	3,858
Paulista Lajeado Energia S.A.	5,371	15,202
Paranaíba Transmissora de Energia S.A.	4,997	6,163
Companhia Estadual de Transmissão de Energia Elétrica - CEEE-T	4,064	—
Transenergia São Paulo S.A.	2,691	14,760
Empresa Metropolitana de Águas e Energia S.A. – EMAE	—	95,639
Equatorial Maranhão Distribuidora de Energia S.A.	—	72,155
Enerpeixe S.A.	—	11,653
Transmissora Sul Litorânea de Energia S.A. – TSLE	—	4,153
Other	39,522	45,012
Total	443,142	675,510

Accounting policy

This group of accounts is used to account for credits related to dividends and interest on equity, arising from investments in accordance with note 19. Dividends are recognized in the financial statements when they are actually distributed or when their distribution is approved by the shareholders, whichever comes first.